Legal Proceedings	12 Months Ended
Apr. 30, 2011
Legal Proceedings
Legal Proceedings
20.	Legal Proceedings

The Company is involved in a variety of claims, suits, investigations and proceedings that arise from time to time in the ordinary course of its business, including actions with respect to contracts, intellectual property, taxation, employment, benefits, securities, personal injuries and other matters. The results of these proceedings in the ordinary course of business are not expected to have a material adverse effect on the Company's consolidated financial position or results of operations.

The following is a discussion of the material legal matters involving the Company.

In re Initial Public Offering Securities Litigation

This class action lawsuit, filed in April 2002 (the Action), named over one thousand individuals and 300 corporations, including Fatbrain.com, LLC ("Fatbrain"), a former subsidiary of Barnes & Noble.com, and its former officers and directors. The amended complaints in the Action all allege that the initial public offering registration statements filed by the defendant issuers with the Securities and Exchange Commission, including the one filed by Fatbrain, were false and misleading because they failed to disclose that the defendant underwriters were receiving excess compensation in the form of profit sharing with certain of its customers, and that some of those customers agreed to buy additional shares of the defendant issuers' common stock in the aftermarket at increasing prices. The amended complaints also allege that the foregoing constitutes violations of: (i) Section 11 of the Securities Act of 1933, as amended (the "1933 Act") by the defendant issuers, the directors and officers signing the related registration statements, and the related underwriters; (ii) Rule 10b-5 promulgated under the Securities Exchange Act of 1934 (the "1934 Act") by the same parties; and (iii) the control person provisions of the 1933 and 1934 Acts by certain directors and officers of the defendant issuers. A motion to dismiss by the defendant issuers, including Fatbrain, was denied.

After extensive negotiations among representatives of plaintiffs and defendants, the parties entered into a memorandum of understanding (MOU), outlining a proposed settlement resolving the claims in the Action between plaintiffs and the defendant issuers. Subsequently, a Settlement Agreement was executed between the defendants and plaintiffs in the Action, the terms of which are consistent with the MOU. The Settlement Agreement was submitted to the court for approval, and on February 15, 2005, the judge granted preliminary approval of the settlement.

On December 5, 2006, the Federal Appeals Court for the Second Circuit (the Second Circuit) issued a decision reversing the District Court's class certification decision in six focus cases. In light of that decision, the District Court stayed all proceedings, including consideration of the settlement. In January 2007, plaintiffs filed a Petition for Rehearing En Banc before the Second Circuit, which was denied in April 2007. On May 30, 2007, plaintiffs moved, before the District Court, to certify a new class. On June 25, 2007, the District Court entered an order terminating the Settlement Agreement. On October 2, 2008, plaintiffs agreed to withdraw the class certification motion. On October 10, 2008, the District Court signed an order granting the request.

A Settlement Agreement in principle, subject to court approval, was negotiated among counsel for all of the issuers, plaintiffs, insurers and underwriters, and executed by the Client. Preliminary approval of the settlement was granted by the court on June 10, 2009, and final court approval of the settlement was granted on October 5, 2009. Pursuant to the settlement, no settlement payment will be made by the Client. Since that time, various notices of appeal have been filed by certain objectors on an interlocutory basis, two of which have been dismissed. The remaining appeal has been remanded to the District Court for further proceedings. Should the remaining appeal be successful and the approval of the settlement overturned, the Client intends to vigorously defend these lawsuits.

Minor v. Barnes & Noble Booksellers, Inc. et al.

On May 1, 2009, a purported class action complaint was filed against B&N Booksellers, Inc. (B&N Booksellers) in the Superior Court for the State of California alleging wage payments by instruments in a form that did not comply with the requirements of the California Labor Code, allegedly resulting in impermissible wage payment reductions and calling for imposition of statutory penalties. The complaint also alleges a violation of the California Labor Code's Private Attorneys General Act and seeks restitution of such allegedly unpaid wages under California's unfair competition law, and an injunction compelling compliance with the California Labor Code. The complaint alleges two subclasses of 500 and 200 employees, respectively (there may be overlap among the subclasses), but contains no allegations concerning the number of alleged violations or the amount of recovery sought on behalf of the purported class. On June 3, 2009, B&N Booksellers filed an answer denying all claims. Discovery concerning purported class member payroll checks and related information is ongoing. On August 19, 2010, B&N Booksellers filed a motion to dismiss the case for lack of a class representative when the name plaintiff advised she did not wish to continue to serve in that role. On October 15, 2010, the Court issued an order denying B&N Bookseller's motion to dismiss. The Court further ruled that Ms. Minor could not serve as a class representative. The Court also granted Plaintiff's Motion to Compel Further Responses to previously-served discovery seeking contact information for the putative class. B&N Booksellers provided that information on October 15, 2010. The previously scheduled Case Management Conference was continued to January 27, 2011. Plaintiff's counsel filed an amended complaint on January 26, 2011, adding two new named Plaintiffs, Jacob Allum and Cesar Caminiero. At the Case Management Conference held on January 27, 2011, the Court ordered the parties to complete mediation by May 6, 2011. The parties held a mediation on April 11, 2011. The parties have reached a tentative resolution of this matter and are finalizing the settlement which will be subject to court approval. This settlement is not expected to have a material impact on the Company's Consolidated Financial Statements.

In re Barnes & Noble Stockholder Derivative Litigation (Consolidated Cases Formerly Captioned Separately as: Louisiana Municipal Police Employees Retirement System v. Riggio et al.; Southeastern Pennsylvania Transportation Authority v. Riggio et al.; City of Ann Arbor Employees' Retirement System v. Riggio et al.; Louise Schuman v. Riggio et al.; Virgin Islands Government Employees' Retirement System v. Riggio et al.; Electrical Workers Pension Fund, Local 103, I.B.E.W. v. Riggio et al.)

Between August 17, 2009 and August 31, 2009, five putative shareholder derivative complaints were filed in Delaware Chancery Court against the Company's directors. The complaints generally allege breach of fiduciary duty, waste of corporate assets and unjust enrichment in connection with the Company's entry into a definitive agreement to purchase Barnes & Noble College Booksellers, which was announced on August 10, 2009 (the Transaction). The complaints generally seek damages in favor of the Company in an unspecified amount; costs, fees and interest; disgorgement; restitution; and equitable relief, including injunctive relief. On September 1, 2009, the Delaware Chancery Court issued an Order of Consolidation consolidating the five lawsuits (the Consolidated Cases) and directing plaintiffs to file a consolidated amended complaint. In a related development, on August 27, 2009, the Company received a demand pursuant to Delaware General Corporation Law, Section 220, on behalf of the Electrical Workers Pension Fund, Local 103, I.B.E.W., a shareholder, seeking to inspect certain books and records related to the Transaction. The Company provided this shareholder with certain documents, on a confidential basis, in response to its demand. On September 18, 2009, this shareholder filed a shareholder derivative complaint in Delaware Chancery Court against certain of the Company's directors alleging breach of fiduciary duty and unjust enrichment and seeking to enjoin the consummation of the Transaction. At that time, this shareholder also filed a motion for expedited proceedings. At a hearing held on September 21, 2009, the court denied plaintiff's request for expedited proceedings. On October 6, 2009, the plaintiffs in the Consolidated Cases filed a motion seeking to consolidate the later-filed sixth case with the Consolidated Cases. Also on October 6, 2009, the plaintiff in the sixth case filed a separate motion seeking to consolidate its case with the Consolidated Cases and appoint it as co-lead plaintiff and to appoint its counsel as co-lead counsel. On November 3, 2009, a Consolidated Complaint was filed in the Consolidated Cases. The Company and defendants sought an extension of their time to answer or otherwise respond to the complaints while the plaintiffs' respective consolidation motions were pending. On December 11, 2009, the court entered an order consolidating all actions and appointing co-lead counsel for plaintiffs. Plaintiffs designated the Consolidated Complaint filed on November 3, 2009 to be the operative Complaint. The Company and defendants filed motions to dismiss the Consolidated Complaint on January 12, 2010. On January 29, 2010, plaintiffs informed defendants that they would amend their Complaint rather than respond to defendants' motions to dismiss. Plaintiffs filed an Amended Consolidated Complaint on March 16, 2010. The Company and defendants filed motions to dismiss the Amended Consolidated Complaint on April 30, 2010. Plaintiffs filed their response to the motion to dismiss on June 2, 2010. Oral argument on the motions to dismiss was held on October 21, 2010. Following those arguments, the Court denied the Company's motion to dismiss, denied in part and granted in part the motion to dismiss filed by Defendants Leonard Riggio, Stephen Riggio and Lawrence Zilavy, and denied in part and granted in part the motion to dismiss filed by the remaining defendants, dismissing all claims asserted against Directors George Campbell, Jr. and Patricia Higgins. Pursuant to the Court's January 19, 2011 Scheduling Order, all fact and expert discovery must be completed by October 21, 2011, and trial is scheduled to commence on December 12, 2011. Discovery in this matter is proceeding.

Stephen Strugala v. Leonard Riggio, et al.

On December 21, 2010, a complaint was filed in the United States District Court for the Southern District of New York against the Company's current directors and former directors Lawrence Zilavy and Michael Del Giudice. The complaint is purportedly brought both directly, on behalf of a putative class of shareholders, and derivatively, on behalf of the Company. The complaint generally alleges breaches of fiduciary duties, waste and unjust enrichment in connection with the Company's acquisition of Barnes & Noble College Booksellers, the adoption of the Shareholder Rights Plan, and other unspecified instances of alleged mismanagement and alleged wrongful conduct. The complaint also generally alleges violations of Section 14(a) of the Securities Exchange Act of 1934 in connection with the issuance of various proxy statements by the Company. The complaint generally seeks declaratory and equitable relief, including injunctive relief, and costs and fees. On January 19, 2011, the Court granted the parties' Stipulation and Order. On February 18, 2011, the plaintiff filed a Notice of Voluntary Dismissal of Claim, dismissing without prejudice his putative class claim for violations of Section 14(a) of the Securities Exchange Act of 1934. On March 8, 2011, defendants filed a motion to dismiss all claims in the litigation. Briefing on the motion is complete.

Microsoft Corp. v. Barnes & Noble, Inc. et al.

On March 21, 2011, Microsoft Corp. submitted a complaint to the U.S. International Trade Commission (U.S. ITC), encaptioned Certain Handheld Electronic Computing Devices, Related Software and Components Thereof, Inv. No. 337-TA-769, requesting that the U.S. ITC institute an investigation pursuant to Section 337 of the Tariff Act of 1930, as amended. The complaint was subsequently amended on April 8, 2011. The complaint alleges that the importation into the United States, sale for importation, and/or sale within the United States after importation of Barnes & Noble, Inc.'s and Barnes & Noble.com's NOOK™ and NOOK Color™ products infringe certain claims of U.S. Patent Nos. 5,778,372 (the '372 patent), 6,339,780 (the '780 patent), 5,889,522 (the '522 patent), 6,891,551 (the '551 patent) and 6,957,233 (the '233 patent) and requests that the U.S. ITC issue a permanent exclusion order and permanent cease and desist order with respect to these products. On April 1, 2011, the U.S. ITC published a Notice in the Federal Register soliciting comments on any public interest issues raised by the complaint. Barnes & Noble, Inc. and Barnes & Noble.com submitted comments in an April 7, 2011 letter. On April 19, 2011, the ITC served Barnes & Noble, Inc. and Barnes & Noble.com with a Notice of Investigation. On April 25, 2011, the U.S. ITC published the Notice of Investigation in the Federal Register. On May 10, 2011, Barnes & Noble, Inc. and Barnes & Noble.com filed a response to the complaint denying that they have engaged in any action that would constitute unlawful importation into the United States, sale for importation, or sale within the United States after importation. The response also sets forth six affirmative defenses, including a patent misuse defense. The parties filed their discovery statements on May 16, 2011, and a telephonic preliminary conference before the Administrative Law Judge (ALJ) took place on June 2, 2011. The ALJ subsequently set a target date of August 27, 2012 with a final determination filed no later than April 27, 2012. On June 6, 2011, Microsoft moved to strike Barnes & Noble, Inc.'s and Barnes & Noble.com's patent misuse defense.

On the same day that it submitted its original complaint to the U.S. ITC, Microsoft also filed a complaint against Barnes & Noble, Inc., Barnes & Noble.com, and a number of other defendants in the United States District Court for the Western District of Washington. The district court complaint also alleges that Barnes & Noble, Inc. and Barnes & Noble.com are infringing the '372, '780, '522, '551, and '233 patents through the sale in the United States and the importation into the United States of the NOOK™ and NOOK Color™ products. Barnes & Noble, Inc. and Barnes & Noble.com answered the district court complaint on April 25, 2011. On May 18, 2011, Barnes & Noble, Inc. and Barnes & Noble.com filed a motion to stay the district court litigation until the ITC's determinaton in the ITC investigation becomes final. On June 8, 2011, the district court granted the motion to stay.